Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Loan note receivables due from financial institutions USD ($)	Dec. 31, 2013 Loan note receivables due from financial institutions USD ($)	Dec. 31, 2013 Loan note receivables due from financial institutions EUR (€)	Dec. 31, 2014 Loan note receivables due from financial institutions, US dollar denominated USD ($)	Dec. 31, 2014 Loan note receivables due from financial institutions, Euro denominated USD ($)	Dec. 31, 2014 Loan note receivables due from financial institutions, Euro denominated EUR (€)	Dec. 31, 2014 Term deposits USD ($)	Dec. 31, 2014 Term deposits EUR (€)	Dec. 31, 2013 Term deposits USD ($)	Dec. 31, 2013 Term deposits EUR (€)
Investment [Line Items]
Short-term investments	$ 184,036,000	$ 49,923,000		$ 180,200,000	$ 41,400,000	€ 30,000,000	$ 149,800,000	$ 30,400,000	€ 25,000,000	$ 3,900,000	€ 3,200,000	$ 8,500,000	€ 6,200,000
Sales of short-term investments	275,779,000	63,146,000	5,999,000
Realized gains or losses	$ 3,900,000	$ 0	$ 0